SHELTON GREEN ALPHA FUND

Portfolio of Investments (Unaudited)

5/31/2021

Security Description	Shares	Value
Common Stock (98.14%)

Basic Materials (2.53%)
Daqo New Energy Corp*	90,000	$6,694,200

Communications (4.30%)
Arista Networks Inc*	2,500	848,450
SK Telecom Co Ltd	122,000	3,908,880
Switch Inc	350,000	6,604,500
Total Communications		11,361,830

Consumer, Cyclical (4.95%)
Interface Inc	50,000	817,000
Kandi Technologies Group Inc*	280,000	1,523,200
Steelcase Inc	95,000	1,374,650
Tesla Inc*	15,000	9,378,300
Total Consumer, Cyclical		13,093,150

Consumer, Non-Cyclical (22.21%)
10X Genomics Inc*	17,000	3,060,000
Arcturus Therapeutics Holdings Inc*	38,000	1,110,360
CRISPR Therapeutics AG*	88,000	10,399,840
CureVac NV*	24,000	2,675,520
Danone SA	110,000	1,573,000
Editas Medicine Inc*	158,000	5,364,100
Illumina Inc*	4,000	1,622,560
Intellia Therapeutics Inc*	68,300	5,118,402
Invitae Corp*	95,000	2,734,100
Moderna Inc*	72,000	13,320,720
Natural Grocers by Vitamin Cottage Inc	205,000	2,457,950
Pacific Biosciences of California Inc*	91,000	2,461,550
Personalis Inc*	50,000	1,124,500
Pluristem Therapeutics Inc*	220,000	809,600
Sprouts Farmers Market Inc*	60,000	1,596,000
Square Inc*	15,000	3,337,800
Total Consumer, Non-Cyclical		58,766,002

Energy (20.18%)
Azure Power Global Ltd*	65,000	1,352,650
Canadian Solar Inc*	120,000	4,749,600
Enphase Energy Inc*	24,000	3,433,200
First Solar Inc*	55,000	4,186,050
JinkoSolar Holding Co Ltd*	280,000	10,250,800
Maxeon Solar Technologies Ltd*	210,000	3,280,200
SolarEdge Technologies Inc*	8,500	2,193,085
SunPower Corp*	200,000	4,678,000
TPI Composites Inc*	139,000	6,713,700
Vestas Wind Systems A/S	962,500	12,541,375
Total Energy		53,378,660

Financial (11.86%)
Alexandria Real Estate Equities Inc	21,000	3,743,460
Digital Realty Trust Inc	28,000	4,243,680
Equinix Inc	4,000	2,946,880
Hannon Armstrong Sustainable Infrastructure Capital Inc	140,000	6,889,400
Horizon Technology Finance Corp	300,000	4,944,000
Hudson Pacific Properties Inc	200,000	5,798,000
Kilroy Realty Corp	40,000	2,808,400
Total Financial		31,373,820

Industrial (3.67%)
ABB Ltd	100,000	3,414,000
Advanced Energy Industries Inc	19,000	1,938,190
Trex Co Inc*	18,000	1,753,380
Universal Display Corp	12,000	2,590,320
Total Industrial		9,695,890

Technology (24.06%)
Analog Devices Inc	12,000	1,975,200

Apple Inc	18,000	2,242,980
Applied Materials Inc	80,000	11,050,400
ASML Holding NV	6,500	4,390,555
Cadence Design Systems Inc*	5,100	647,649
Cree Inc*	24,000	2,400,240
Fortinet Inc*	10,500	2,294,670
Infineon Technologies AG	145,000	5,871,050
International Business Machines Corp	50,000	7,187,000
Lam Research Corp	10,300	6,693,455
NVIDIA Corp	3,700	2,404,186
QUALCOMM Inc	44,000	5,919,760
Splunk Inc*	8,000	969,600
Taiwan Semiconductor Manufacturing Co Ltd	82,000	9,623,520
Total Technology		63,670,265

Utilities (4.38%)
Brookfield Renewable Corp	271,000	11,577,120

Total Common Stock (Cost $186,698,864)		259,610,937

Total Investments (Cost $186,698,864)(a) (98.14%)		$259,610,937
Other Net Assets (1.86%)		4,920,948
Net Assets (100.00%)		$264,531,885

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $186,698,864.

At May 31, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$83,425,465
Unrealized depreciation	(10,513,392)
Net unrealized appreciation	$72,912,073

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.